Note 19 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	60
Amount reclassified from accumulated other comprehensive income	(213)
Period change	(153)
Balance at December 31, 2015	$2,395

Balance as of December 31, 2015	$2,395
Other comprehensive (loss) before reclassification	(994)
Amount reclassified from accumulated other comprehensive income	(200)
Period change	(1,194)
Balance at December 31, 2016	$1,201

Balance as of December 31, 2016	$1,201
Other comprehensive income before reclassification	475
Amount reclassified from accumulated other comprehensive income	(585)
Period change	(110)
Balance at December 31, 2017	$1,091

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amount Reclassified
	from Accumulated Other	Affected Line Item in
	Comprehensive Income	the Statement Where
(Dollars in thousands)	(a)	Net Income is
Details about other comprehensive income	December 31, 2017	Presented
Unrealized gains on available-for-sale securities
	$886	Investment securities gains, net
	(301)	Income taxes
$585
Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2016	Presented
Unrealized gains on available-for-sale securities
	$303	Investment securities gains, net
	(103)	Income taxes
$200
Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
$213